JTD
Nuveen Tax-Advantaged Dividend Growth Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 142.0% (98.4% of Total Investments)
	COMMON STOCKS – 108.3% (75.1% of Total Investments)
	Aerospace & Defense – 4.4%
16,760	Lockheed Martin Corp	$6,537,405
110,873	Safran SA, ADR, (2), (3)	4,355,646
	Total Aerospace & Defense	10,893,051
	Automobiles – 1.0%
202,865	Daimler AG, ADR, (2), (3)	2,505,383
	Banks – 10.5%
63,538	BOC Hong Kong Holdings Ltd, Sponsored ADR, (2)	4,297,075
70,708	JPMorgan Chase & Co	8,321,624
1,223,526	Lloyds Banking Group PLC, ADR	3,230,109
29,990	PNC Financial Services Group Inc, (4)	4,203,398
98,557	Toronto-Dominion Bank, (4)	5,741,931
	Total Banks	25,794,137
	Beverages – 3.7%
61,831	Heineken NV, Sponsored ADR, (2)	3,345,676
42,344	PepsiCo Inc, (3)	5,805,362
	Total Beverages	9,151,038
	Biotechnology – 0.7%
83,398	Grifols SA, ADR	1,671,296
	Capital Markets – 1.3%
37,231	Macquarie Group Ltd, ADR, (2)	3,291,477
	Chemicals – 2.2%
105,464	Koninklijke DSM NV, Sponsored ADR, (2), (3)	3,175,521
11,239	Linde PLC	2,177,219
	Total Chemicals	5,352,740
	Consumer Finance – 2.0%
42,356	American Express Co, (4)	5,009,868
	Containers & Packaging – 3.5%
351,956	Amcor PLC	3,431,571
49,900	Packaging Corp of America, (3)	5,294,390
	Total Containers & Packaging	8,725,961
	Diversified Financial Services – 1.4%
46,978	ORIX Corp, Sponsored ADR	3,530,397

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Diversified Telecommunication Services – 4.3%
166,862	AT&T Inc	$6,314,058
268,016	HKT Trust & HKT Ltd, ADR, (2)	4,253,039
	Total Diversified Telecommunication Services	10,567,097
	Electric Utilities – 5.7%
33,151	NextEra Energy Inc., (3)	7,723,852
366,447	Red Electrica Corp SA, ADR, (2), (3)	3,690,121
171,195	SSE PLC, Sponsored ADR, (2)	2,620,995
	Total Electric Utilities	14,034,968
	Electronic Equipment, Instruments & Components – 1.5%
55,054	Alps Alpine Co Ltd, ADR, (2)	2,054,940
33,241	Hexagon AB, ADR, (2)	1,598,560
	Total Electronic Equipment, Instruments & Components	3,653,500
	Entertainment – 1.5%
29,004	Walt Disney Co, (4)	3,779,801
	Food Products – 2.7%
380,395	Danone SA, Sponsored ADR, (2), (3)	6,668,362
	Health Care Equipment & Supplies – 2.5%
24,456	Becton Dickinson and Co, (4)	6,186,390
	Health Care Providers & Services – 2.7%
30,438	UnitedHealth Group Inc, (3)	6,614,786
	Hotels, Restaurants & Leisure – 2.5%
46,568	Carnival Corp, (4)	2,035,487
158,250	Compass Group PLC, Sponsored ADR, (2), (3)	4,074,938
	Total Hotels, Restaurants & Leisure	6,110,425
	Household Products – 2.7%
38,182	Colgate-Palmolive Co, (3), (4)	2,806,759
245,045	Reckitt Benckiser Group PLC, Sponsored ADR, (2)	3,893,765
	Total Household Products	6,700,524
	Industrial Conglomerates – 3.2%
47,207	Honeywell International Inc, (3)	7,987,424
	IT Services – 4.6%
24,557	Accenture PLC, Class A, (4)	4,723,539
48,834	Fidelity National Information Services Inc, (3)	6,483,202
	Total IT Services	11,206,741
	Machinery – 1.4%
27,452	Ingersoll-Rand PLC	3,382,361

Shares	Description (1)	Value
	Media – 4.0%
178,645	Comcast Corp, Class A, (4)	$8,053,317
27,065	WPP PLC, Sponsored ADR, (3)	1,693,998
	Total Media	9,747,315
	Oil, Gas & Consumable Fuels – 8.0%
46,499	Chevron Corp, (3)	5,514,781
102,301	Enbridge Inc, (3)	3,588,719
52,314	Phillips 66, (3)	5,356,954
100,480	TOTAL SA, Sponsored ADR	5,224,960
	Total Oil, Gas & Consumable Fuels	19,685,414
	Personal Products – 1.4%
57,905	Unilever PLC, Sponsored ADR	3,480,090
	Pharmaceuticals – 4.8%
20,690	Allergan PLC	3,481,920
34,500	Johnson & Johnson, (3)	4,463,610
83,741	Sanofi, ADR	3,879,721
	Total Pharmaceuticals	11,825,251
	Professional Services – 1.5%
116,072	Experian PLC, Sponsored ADR, (2), (3)	3,718,947
	Real Estate Management & Development – 1.3%
619,764	CapitaLand Ltd, Sponsored ADR, (2)	3,164,019
	Road & Rail – 2.1%
31,961	Union Pacific Corp, (3), (4)	5,177,043
	Semiconductors & Semiconductor Equipment – 2.1%
39,636	Texas Instruments Inc, (4)	5,122,557
	Software – 5.7%
58,882	Microsoft Corp, (3), (4)	8,186,365
48,758	SAP SE, Sponsored ADR, (3)	5,747,105
	Total Software	13,933,470
	Specialty Retail – 2.7%
60,609	Lowe's Cos Inc, (3)	6,664,566
	Technology Hardware, Storage & Peripherals – 1.8%
19,506	Apple Inc, (3)	4,368,759
	Tobacco – 2.0%
66,052	Philip Morris International Inc, (4)	5,015,328
	Trading Companies & Distributors – 1.9%
111,032	ITOCHU Corp, ADR, (2)	4,587,842

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Wireless Telecommunication Services – 3.0%
284,684	KDDI Corp, ADR, (2)	$3,716,549
190,080	Vodafone Group PLC, Sponsored ADR, (3)	3,784,493
	Total Wireless Telecommunication Services	7,501,042
	Total Common Stocks (cost $192,720,511)	266,809,370

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 15.1% (10.4% of Total Investments)
	Automobiles – 0.4%
$870	General Motors Financial Co Inc.	6.500%	N/A (6)	BB+	$874,350
	Banks – 8.0%
1,850	Bank of America Corp	6.500%	N/A (6)	BBB-	2,058,125
170	Bank of America Corp	6.300%	N/A (6)	BBB-	191,250
1,700	CIT Group Inc.	5.800%	N/A (6)	Ba3	1,725,500
1,875	Citigroup Inc.	6.250%	N/A (6)	BB+	2,088,281
875	Citigroup Inc.	5.800%	N/A (6)	BB+	875,656
925	Citizens Financial Group Inc	5.500%	N/A (6)	BB+	931,937
275	CoBank ACB, 144A	6.250%	N/A (6)	BBB+	293,563
850	Huntington Bancshares Inc/OH	5.700%	N/A (6)	Baa3	865,785
592	JPMorgan Chase & Co, (3-Month LIBOR reference rate + 3.470% spread)	5.736%	N/A (6)	Baa2	594,775
125	JPMorgan Chase & Co	6.100%	N/A (6)	Baa2	135,525
1,925	JPMorgan Chase & Co	6.750%	N/A (6)	Baa2	2,136,750
625	Lloyds Bank PLC, 144A	12.000%	N/A (6)	Baa3	750,000
975	M&T Bank Corp	6.450%	N/A (6)	Baa2	1,062,750
2,000	PNC Financial Services Group Inc.	6.750%	N/A (6)	Baa2	2,133,600
825	SunTrust Banks Inc	5.625%	N/A (6)	Baa3	825,000
1,600	Wells Fargo & Co	5.875%	N/A (6)	Baa2	1,763,520
1,150	Zions Bancorp NA	7.200%	N/A (6)	BB+	1,259,250
18,337	Total Banks				19,691,267
	Capital Markets – 0.6%
500	Goldman Sachs Group Inc.	5.300%	N/A (6)	Ba1	525,000
850	Morgan Stanley	5.550%	N/A (6)	BB+	861,772
1,350	Total Capital Markets				1,386,772
	Consumer Finance – 0.8%
845	Capital One Financial Corp	5.550%	N/A (6)	Baa3	854,718

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Consumer Finance (continued)
$1,075	Discover Financial Services	5.500%	N/A (6)	Ba2	$1,090,340
1,920	Total Consumer Finance				1,945,058
	Diversified Financial Services – 0.3%
765	Voya Financial Inc	6.125%	N/A (6)	BBB-	810,900
	Electric Utilities – 1.0%
1,610	Emera Inc.	6.750%	6/15/76	BBB-	1,766,975
550	NextEra Energy Capital Holdings Inc.	5.650%	5/01/79	BBB	597,659
2,160	Total Electric Utilities				2,364,634
	Food Products – 1.2%
400	Land O' Lakes Inc., 144A	7.250%	N/A (6)	BB	380,000
2,600	Land O' Lakes Inc., 144A	8.000%	N/A (6)	BB	2,613,000
3,000	Total Food Products				2,993,000
	Industrial Conglomerates – 0.5%
1,439	General Electric Co	5.000%	N/A (6)	BBB-	1,365,251
	Insurance – 1.8%
895	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	1,185,875
1,000	MetLife Inc	10.750%	8/01/39	BBB	1,610,000
1,000	Nationwide Financial Services Inc	6.750%	5/15/37	Baa2	1,140,000
500	Progressive Corp	5.375%	N/A (6)	BBB+	516,250
3,395	Total Insurance				4,452,125
	Oil, Gas & Consumable Fuels – 0.3%
625	Transcanada Trust	5.875%	8/15/76	BBB	661,163
	U.S. Agency – 0.2%
525	Farm Credit Bank of Texas, 144A	6.200%	N/A (6)	BBB	558,607
$34,386	Total $1,000 Par (or similar) Institutional Preferred (cost $34,924,675)				37,103,127

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 13.0% (9.0% of Total Investments)
	Banks – 4.1%
30,400	Citigroup Inc.	7.125%	BB+	$863,360
8,700	CoBank ACB, 144A, (2)	6.250%	BBB+	913,500
2,209	CoBank ACB, (2)	6.125%	BBB+	225,318
4,750	Farm Credit Bank of Texas, 144A, (2)	6.750%	Baa1	509,438
29,100	Fifth Third Bancorp	6.625%	Baa3	814,800
31,776	FNB Corp/PA	7.250%	Ba2	954,869
32,000	Huntington Bancshares Inc.	6.250%	Baa3	841,600
32,975	KeyCorp	6.125%	Baa3	948,031
25,700	People's United Financial Inc	5.625%	BB+	707,007

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Coupon	Ratings (5)	Value
	Banks (continued)
44,787	Regions Financial Corp	6.375%	BB+	$1,245,526
56,493	US Bancorp	6.500%	A3	1,545,084
25,108	Western Alliance Bancorp	6.250%	N/R	660,591
	Total Banks			10,229,124
	Capital Markets – 2.5%
11,100	B Riley Financial Inc	7.500%	N/R	285,270
5,712	B Riley Financial Inc	7.250%	N/R	147,598
48,779	Charles Schwab Corp	6.000%	BBB	1,286,790
15,175	Cowen Inc	7.350%	N/R	393,488
34,505	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	853,999
48,535	Morgan Stanley	7.125%	BB+	1,392,954
10,462	Oaktree Specialty Lending Corp	6.125%	N/R	265,526
31,470	Stifel Financial Corp	6.250%	BB-	869,831
20,626	Stifel Financial Corp	6.250%	BB-	567,215
	Total Capital Markets			6,062,671
	Consumer Finance – 1.1%
31,035	Capital One Financial Corp	6.700%	Baa3	785,806
21,300	Capital One Financial Corp	5.000%	Baa3	531,861
49,015	GMAC Capital Trust I	7.943%	BB-	1,284,683
	Total Consumer Finance			2,602,350
	Diversified Telecommunication Services – 0.3%
33,450	Qwest Corp	6.875%	BBB-	845,951
	Electric Utilities – 0.1%
3,700	Southern Company	6.750%	BBB	197,987
	Equity Real Estate Investment Trust – 0.2%
15,951	Digital Realty Trust Inc.	6.625%	Baa3	424,775
	Food Products – 1.0%
550	CHS Inc.	7.875%	N/R	14,987
39,675	CHS Inc.	7.100%	N/R	1,055,752
58,065	CHS Inc.	6.750%	N/R	1,528,271
	Total Food Products			2,599,010
	Insurance – 2.3%
32,616	Argo Group US Inc.	6.500%	BBB-	835,622
46,636	Athene Holding Ltd	6.350%	BBB-	1,312,337
32,400	Enstar Group Ltd	7.000%	BB+	878,688
12,450	Globe Life Inc	6.125%	BBB+	334,282
19,650	Hartford Financial Services Group Inc	7.875%	Baa2	572,994
24,434	National General Holdings Corp	7.500%	N/R	609,873
9,191	National General Holdings Corp	7.500%	N/R	226,099

Shares	Description (1)	Coupon	Ratings (5)	Value
	Insurance (continued)
3,774	PartnerRe Ltd	7.250%	BBB	$102,313
15,875	Reinsurance Group of America Inc	6.200%	BBB+	437,991
14,724	Reinsurance Group of America Inc	5.750%	BBB+	416,689
	Total Insurance			5,726,888
	Mortgage Real Estate Investment Trust – 0.1%
10,028	MFA Financial Inc	8.000%	N/R	265,742
	Multi-Utilities – 0.4%
32,500	Algonquin Power & Utilities Corp	6.200%	BB+	891,150
	Thrifts & Mortgage Finance – 0.4%
33,214	New York Community Bancorp Inc	6.375%	Ba1	925,010
	Wireless Telecommunication Services – 0.5%
44,625	United States Cellular Corp	7.250%	Ba1	1,164,266
	Total $25 Par (or similar) Retail Preferred (cost $29,882,394)			31,934,924

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 3.4% (2.4% of Total Investments)
	Banks – 0.1%
$305	Ally Financial Inc.	8.000%	3/15/20	BBB-	$311,463
	Chemicals – 0.1%
325	CVR Partners LP / CVR Nitrogen Finance Corp, 144A	9.250%	6/15/23	B+	338,813
	Consumer Finance – 0.3%
750	Navient Corp	8.000%	3/25/20	BB	765,000
	Containers & Packaging – 0.2%
400	Sealed Air Corp, 144A	6.875%	7/15/33	BB+	468,000
	Entertainment – 0.5%
1,157	Liberty Interactive LLC	8.500%	7/15/29	BB	1,232,205
	Health Care Equipment & Supplies – 0.2%
425	Avantor Inc., 144A	9.000%	10/01/25	BB	477,594
	Health Care Providers & Services – 0.2%
525	HCA Inc.	7.500%	2/15/22	Ba2	581,857
	Machinery – 0.2%
400	Dana Financing Luxembourg Sarl, 144A	6.500%	6/01/26	BB+	422,000
	Media – 0.6%
250	Altice Financing SA, 144A	7.500%	5/15/26	B+	265,622

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	Media (continued)
$425	DISH DBS Corp	7.750%	7/01/26	B1	$433,075
575	Viacom Inc.	6.875%	4/30/36	BBB	738,169
1,250	Total Media				1,436,866
	Metals & Mining – 0.1%
225	ArcelorMittal	7.000%	10/15/39	BBB-	272,628
	Oil, Gas & Consumable Fuels – 0.4%
900	Enviva Partners LP / Enviva Partners Finance Corp	8.500%	11/01/21	BB-	920,250
	Semiconductors & Semiconductor Equipment – 0.2%
400	Amkor Technology Inc., 144A	6.625%	9/15/27	BB	436,000
	Specialty Retail – 0.3%
825	L Brands Inc.	6.875%	11/01/35	Ba1	716,512
$7,887	Total Corporate Bonds (cost $8,202,418)				8,379,188

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 2.0% (1.4% of Total Investments)
	Banks – 1.1%
1,075	Bank of America Corp	7.250%	BBB-	$1,611,651
825	Wells Fargo & Co	7.500%	Baa2	1,256,054
	Total Banks			2,867,705
	Multi-Utilities – 0.6%
12,800	CenterPoint Energy Inc.	7.000%	N/R	668,928
7,300	Sempra Energy	6.750%	N/R	858,918
	Total Multi-Utilities			1,527,846
	Semiconductors & Semiconductor Equipment – 0.3%
650	Broadcom Inc.	8.000%	N/R	666,501
	Total Convertible Preferred Securities (cost $4,491,539)			5,062,052

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CONVERTIBLE BONDS – 0.2% (0.1% of Total Investments)
	Media – 0.2%
$672	Liberty Interactive LLC	4.000%	11/15/29	BB	$483,801
$672	Total Convertible Bonds (cost $458,962)				483,801
	Total Long-Term Investments (cost $270,680,499)				349,772,462

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.3% (1.6% of Total Investments)
	REPURCHASE AGREEMENTS – 2.3%
$5,529	Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/19, repurchase price $5,529,538, collateralized by $4,880,000 U.S. Treasury Notes, 2.875%, due 5/15/43, value $5,646,404	0.850%	10/01/19	$5,529,407
	Total Short-Term Investments (cost $5,529,407)			5,529,407
	Total Investments (cost $276,209,906) – 144.3%			355,301,869
	Borrowings – (42.4)% (7), (8)			(104,500,000)
	Other Assets Less Liabilities – (1.9)% (9)			(4,509,590)
	Net Assets Applicable to Common Shares – 100%			$246,292,279
Investments in Derivatives
Options Written
Description (10)	Type	Number of Contracts	Notional Amount (11)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(200)	$(31,500,000)	$1,575	10/18/19	$(96,000)
Total Options Written (premiums received $493,592)		(200)	$(31,500,000)			$(96,000)

Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A	$52,500,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(2,570,811)	$(2,570,811)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JTD	Nuveen Tax-Advantaged Dividend Growth Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$201,796,515	$65,012,855	$ —	$266,809,370
$1,000 Par (or similar) Institutional Preferred	—	37,103,127	—	37,103,127
$25 Par (or similar) Retail Preferred	30,286,668	1,648,256	—	31,934,924
Corporate Bonds	—	8,379,188	—	8,379,188
Convertible Preferred Securities	5,062,052	—	—	5,062,052
Convertible Bonds	—	483,801	—	483,801
Short-Term Investments:
Repurchase Agreements	—	5,529,407	—	5,529,407
Investments in Derivatives:
Interest Rate Swaps**	—	(2,570,811)	—	(2,570,811)
Options Written	(96,000)	—	—	(96,000)
Total	$237,049,235	$115,585,823	$ —	$352,635,058

**	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	For fair value measurement disclosure purposes, investment classified as Level 2.
(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $67,869,982.
(4)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(5)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	Perpetual security. Maturity date is not applicable.
(7)	Borrowings as a percentage of Total Investments is 29.4%.
(8)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $229,249,160 have been pledged as collateral for borrowings.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(10)	Exchange-traded, unless otherwise noted.
(11)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt
LIBOR	London Inter-Bank Offered Rate